Significant Accounting Policies (Details) - Schedule of redeemable ordinary shares and non-redeemable ordinary shares (Parentheticals) - CIK 0001853314 Gesher I Acquisition Corp - $ / shares	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022
Significant Accounting Policies (Details) - Schedule of redeemable ordinary shares and non-redeemable ordinary shares (Parentheticals) [Line Items]
Diluted net loss per nonredeemable ordinary share		$ (0.01)		$ (0.21)
Redeemable [Member]
Significant Accounting Policies (Details) - Schedule of redeemable ordinary shares and non-redeemable ordinary shares (Parentheticals) [Line Items]
Diluted net loss per nonredeemable ordinary share	$ (0.14)	0	$ (0.21)	(0.21)
Non-redeemable [Member]
Significant Accounting Policies (Details) - Schedule of redeemable ordinary shares and non-redeemable ordinary shares (Parentheticals) [Line Items]
Diluted net loss per nonredeemable ordinary share	$ (0.14)	$ (0.01)	$ (0.21)	$ (0.21)